Fair Value Measurements - Summary of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Beginning Balance	$ 0
Earnout Shares Liability recognized upon the closing of the reverse recapitalization	149,911
Change in fair value	(40,067)
Ending Balance	109,844
In-Q-Tel Warrant Liability
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Beginning Balance	0
Initial fair value of the In-Q-Tel warrant liability	602
Earnout Shares Liability recognized upon the closing of the reverse recapitalization	0
Change in fair value	89
Extinguishment of Legacy Joby In-Q-Tel warrant liability to common stock upon the reverse recapitalization	(691)
Ending Balance	$ 0